STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITIES

The following represents a summary of the warrants:

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	283,650,000	$0.32627	262,725,000	$0.23875

Granted	-	-	40,925,000	0.82643
Exercised	(10,000,000)	0.20	(20,000,000)	0.20
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	273,650,000	$0.33088	283,650,000	$0.32627
Intrinsic value of warrants	$-		$18,400,000
Weighted Average Remaining Contractual Life (Years)	1.95		2.19

The following represents a summary of the warrants:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	262,725,000	$0.23875	-	$-

Granted	40,925,000	0.82643	262,725,000	0.23875
Exercised	(20,000,000)	0.20	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	283,650,000	$0.32627	262,725,000	$0.23875
Intrinsic value of warrants	$18,400,000		$104,800,000
Weighted Average Remaining Contractual Life (Years)	2.19		1.88

SUMMARY OF STOCK OPTION

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	630,000	$0.70	-	$-

Granted	-	-	630,000	0.70
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	630,000	$0.70	630,000	$0.70
Intrinsic value of warrants	$-		$-
Weighted Average Remaining Contractual Life (Years)	9.57		9.82

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	630,000	0.70	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	630,000	$0.70	-	$-
Intrinsic value of warrants	$-		$-
Weighted Average Remaining Contractual Life (Years)	9.82		-

SUMMARY OF FAIR VALUE VALUATION TECHNIQUES
	Three Months Ended	Year Ended
	March 31, 2022	December 31, 2021
Expected term	-	2-10
Expected volatility	-%	182-409%
Expected dividend yield	-	-
Risk-free interest rate	-%	0.10-0.58%

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Expected term	2-10	2
Expected volatility	182 - 409%	761%
Expected dividend yield	-	-
Risk-free interest rate	0.10 - 0.58%	0.33%

SCHEDULE OF RESTRICTED STOCK UNITS

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	26,800,000	0.1689	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Vested	-	-	-	-
Ending balance	26,800,000	$0.1689	-	$-